Consolidated Statements of Operations - USD ($)		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Operating revenues: (Notes 2(e), 5 and 17)
Time charter and bareboat revenues		$ 269,306,000		$ 278,581,000	$ 282,502,000
Loss of hire insurance recoveries (Notes 2(t) and 8)		11,450,000
Other income		373,000		641,000	59,000
Total revenues and other income (Notes 2(e), 5, 6, 7 and 17)		281,129,000		279,222,000	282,561,000
Operating expenses:
Vessel operating expenses (Notes 2(e) and 17)		72,114,000		61,005,000	60,129,000
Depreciation (Note 13)		99,559,000	[1]	89,743,000	89,844,000
Impairment (Note 21)	[1]	29,421,000
General and administrative expenses		6,461,000		5,392,000	4,858,000
Total operating expenses		207,555,000		156,140,000	154,831,000
Operating income		73,574,000		123,082,000	127,730,000
Finance income (expense): (Notes 2(f) and 17)
Interest income		2,000		125,000	865,000
Interest expense (Note 9(a))		(28,065,000)		(31,645,000)	(50,735,000)
Other finance expense (Note 9(b))		(1,011,000)		(705,000)	(845,000)
Realized and unrealized gain (loss) on derivative instruments (Note 10)		9,960,000		(25,679,000)	(17,797,000)
Net gain (loss) on foreign currency transactions		(96,000)		57,000	(252,000)
Total finance expense		(19,210,000)		(57,847,000)	(68,764,000)
Income before income taxes		54,364,000		65,235,000	58,966,000
Income tax benefit (expense) (Notes 2(r) and 16)		(488,000)		(10,000)	(9,000)
Net income		53,876,000		65,225,000	58,957,000
Series A Preferred unitholders' interest in net income		6,900,000		7,200,000	7,200,000
General Partner's interest in net income		862,000		1,072,000	956,000
Limited Partners' interest in net income		$ 46,114,000		$ 56,953,000	$ 50,801,000
Earnings per unit (Basic): (Note 19)
General Partner unit (basic & diluted)		$ 1.38		$ 1.74	$ 1.55
Earnings per unit (Diluted): (Note 19)
General Partner unit (basic & diluted)		1.38		1.74	1.55
Common Units [Member]
Earnings per unit (Basic): (Note 19)
Common unit (basic)		1.38		1.74	1.55
Earnings per unit (Diluted): (Note 19)
Common unit (diluted)		1.38		$ 1.74	$ 1.55
Class B Units
Earnings per unit (Basic): (Note 19)
Common unit (basic)		2.62
Earnings per unit (Diluted): (Note 19)
Common unit (diluted)		$ 2.62

[1]	The carrying value of the Windsor Knutsen was written down to its estimated fair value as of June 30, 2021. See Note 21—Impairment of Long-Lived Assets.